Details of Significant Accounts (Details) - Schedule of Cash and Cash Equivalents - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand and revolving funds	$ 242	$ 280	$ 242
Checking accounts and demand deposits	20,066	33,307	35,300
Time deposits	129,800	168,878	219,848
Cash and cash equivalents	$ 150,108	$ 202,465	$ 255,390	$ 299,340